Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following:

	December 31,
(In thousands)	2012	2011
Accounts payable:
Trade	$243,745	$223,465
Other	30,879	28,107
	$274,624	$251,572
Accrued liabilities:
Payroll and employee benefit costs	$48,148	$54,099
Other	92,552	60,880
	$140,700	$114,979